Loans and Borrowings - Schedule of Company’s Outstanding Loans and Borrowings (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Company’s Outstanding Loans and Borrowings [Abstract]
2026	$ 264,520	$ 207,972
2027	256,713	201,834
2028	225,720	177,467
2029	31,836	25,030
Total loans and borrowings	778,789	612,303
Less: Imputed interest	(89,690)	(70,516)
Present value of loans and borrowings	$ 689,099	$ 541,787	$ 835,800